Lease liabilities - Undiscounted lease payments (Details)	May 31, 2025 CAD ($)
Lease liabilities
Undiscounted lease payments	$ 181,680
Less than one year
Lease liabilities
Undiscounted lease payments	129,935
One to five years
Lease liabilities
Undiscounted lease payments	$ 51,745